Series A Convertible Preferred Stock Warrants (Details 1) - Series A Preferred Stock [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Average risk-free interest rates
Average expected life (in years)	0 years	0 years